Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2018
Mr. Sun JianJun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CEO of the Company.
Mr. Han Yu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Han Yu, Majority shareholder of the Company owns 27%.
Mr. Liao Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CMO of the Company.
Mr. Yuan Qiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CTO of the Company
Mr. Sun Mang Yue [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, CEO and shareholder of the Company's subsidiary